HUNTINGTON ASSET SERVICES, INC.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

July 2, 2012

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re:	Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Sir or Madam:

We are enclosing Post-Effective Amendment No. 243 (“PEA No. 243”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the Toreador Core Fund (the “Fund”).

The Fund was formerly known as the Toreador Large Cap Fund. The Fund has changed its name and revised its investment strategy, eliminating the Fund’s non-fundamental policy to invest at least 80% of its net assets in large cap equity securities under normal circumstances. Shareholders of the Fund will receive advance notice of these changes.

PEA No. 243 reflects the changes described above and has been marked to show changes from the Fund’s currently effective prospectus and SAI dated August 29, 2011. We respectfully request that the SEC staff selectively review only those sections that contain material changes as follows:

Summary Prospectus:

Principal Investment Strategies

Principal Risks

Statutory Prospectus:

Principal Investment Strategies of the Fund

Principal Risks of Investing in the Fund

SAI

Investment Limitations

We look forward to receiving your comments. Please contact Dee Anne Sjögren at (314) 552-6295 with any questions or comments.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President